As filed with the Securities and Exchange Commission on September 18, 2017
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	37	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	40	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant's Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on September 20, 2017 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 37 to the Registration Statement of Manager Directed Portfolios is being filed for the purpose of responding to Staff comments regarding the registration of the Vert Global Sustainable Real Estate Fund as a new series of the Trust, to make other non-material revisions as permitted by Rule 485(b), and to file exhibits to the registration statement.

Vert Global Sustainable Real Estate Fund

Institutional Shares
(Trading Symbol: VGSRX)

Prospectus

September 20, 2017

Telephone: 1-844-740-VERT

www.vertfunds.com

The Securities and Exchange Commission ("SEC") has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Vert Global Sustainable Real Estate Fund
a series of Manager Directed Portfolios (the "Trust")

Table of Contents - Prospectus

Summary Section

Investment Objective
The Vert Global Sustainable Real Estate Fund (the "Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a Percentage of Amounts Redeemed Within 180 Days of Purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses(1)	0.67%
Total Annual Fund Operating Expenses	1.07%
Less: Fee Waiver and/or Expense Reimbursement	0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.50%
(1)	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
(2)
Pursuant to an operating expense limitation agreement between Vert Asset Management, LLC (the "Advisor"), the Fund's investment advisor, and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) do not exceed 0.50% of the Fund's average daily net assets, through at least September 20, 2020, unless terminated sooner by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees").  To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.50%.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 20, 2020.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Shares	$51	$160

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Principal Investment Strategies
The Fund seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies of any size in the real estate industry, with a focus on real estate investment trusts ("REITs") or companies that the Advisor considers to be similar to REITs because of the way they are treated by tax authorities or because of the way they are required to conduct their business ("REIT-like entities").  REITs and REIT-like entities are types of real estate companies that pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests, and may include foreign REIT-like entities.  The Fund intends to invest over 80% of its assets in securities of companies principally engaged in the real estate industry which meet the Advisor's ESG criteria, as described below.  The Fund generally considers a company to be principally engaged in the real estate industry if the company: (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT‑like entity.

The Advisor intends to take into account the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund's investment portfolio.  In assessing sustainability, the Advisor may consider different metrics, including environmental, social, and governance ("ESG") criteria.  Some of the environmental criteria the Advisor may consider include energy efficiency, water use, land use, biodiversity, emissions and pollution, waste, and risks due to climate change vulnerability such as flood risk, among others.  Some of the social criteria the Advisor may consider include employee policies and labor management, health and safety, tenant engagement, community relations and land use planning, among others.  Some of the governance criteria that the Advisor may consider include reporting and disclosure, board diversity and independence, executive pay, ethics, bribery and corruption, among others.  The Advisor will engage third party service providers to provide research relating to sustainability criteria of the securities in the Fund's investment portfolio.

The Fund intends to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Fund (which may include issuers in emerging markets).  As of the date of this Prospectus, the Fund may invest in securities of companies associated with: the U.S., Canada, France, United Kingdom, Belgium, Netherlands, Hong Kong, Singapore, Japan, Australia, New Zealand, Spain, Germany, Ireland, Norway, Sweden, Switzerland, Austria, Italy, Finland, Israel, South Africa, Thailand, Turkey, Mexico, Malaysia, Taiwan, Greece, South Korea, Brazil, and China (collectively, the "Approved Markets").  The Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above.  In addition, the Fund may continue to hold securities of countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets

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The Fund invests in companies principally engaged in the real estate industry using a modified market capitalization weighted approach.  A company's market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of a real estate company within an Approved Market, the greater its representation in the Fund.  The Advisor may modify such market capitalization weightings by adjusting the representation in the Fund of an eligible company, or excluding a company, after considering the sustainability of the company, as well as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.  The Advisor also may limit or fix the Fund's exposure to a particular country or issuer.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.

The Fund may lend portfolio securities to generate additional income.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•
Equity Market Risk.  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Foreign Securities and Currency Risk.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.  The Fund may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

•
Futures Contracts and Options on Futures Risk.  Futures contracts and options on futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed, and may cause the Fund to lose more money than the principal amount invested in such instruments.  In addition, futures contracts and options on futures contracts also involve the risk of mispricing or improper valuation, and the value of such instruments may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

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•
Management Risk.  Investment strategies employed by the Advisor or sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
•
Passive Foreign Investment Company ("PFIC") Risk.  Many foreign entities that operate similarly to REITs may be deemed for U.S. federal income tax purposes to be PFICs, which could result in taxable distributions to you at unfavorable tax rates.

•
Real Estate Investment Risk.  The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

•
REIT Risk.  A REIT's share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund's investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

•
Real Estate-Related Securities Concentration Risk.  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

•
Securities Lending Risk.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Fund may lose money and there may be a delay in recovering the loaned securities.  The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  Securities lending also may have certain adverse tax consequences.

•
Sustainability Considerations Risk. The Fund's focus on sustainability considerations (environment, social and governance criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund's website at www.vertfunds.com.

Management

Investment Advisor and Sub-Advisor.  Vert Asset Management, LLC is the Fund's investment advisor.  Dimensional Fund Advisors LP ("DFA" or the "Sub-Advisor") is the Fund's sub-advisor.

Portfolio Managers.  Joseph H. Chi, Senior Portfolio Manager and Vice President of DFA, Jed S. Fogdall, Senior Portfolio Manager and Vice President of DFA, and Allen Pu, Senior Portfolio Manager and Vice President of DFA, have managed the Fund since the Fund's inception in September 2017 .

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Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to: Vert Global Sustainable Real Estate Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by telephone at 1-844-740-VERT, by wire transfer or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Shares
Minimum Initial Investment – All Accounts	$10,000
Minimum Subsequent Investment – All Accounts	$1,000

Tax Information
The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary's website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Change in Investment Objective.  The Fund's investment objective may be changed without the approval of the Fund's shareholders upon 60 days' prior written notice to shareholders.  However, the Fund will not make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund's name without first changing the Fund's name and providing shareholders with at least 60 days' prior written notice.

Principal Investment Strategies

The Fund seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies of any size in the real estate industry, with a focus on REITs or companies that the Advisor considers to be similar to REITs because of the way they are treated by tax authorities or because of the way they are required to conduct their business ("REIT-like entities").  REITs and REIT-like entities are types of real estate companies that pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests.  The Fund may invest in U.S. REITs and similar REIT and REIT-like entities domiciled in foreign countries.  While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund will focus on these types of entities.

The Fund intends to invest over 80% of its assets in securities of companies principally engaged in the real estate industry which meet the Advisor's ESG criteria, as described below.  The Fund generally considers a company to be principally engaged in the real estate industry if the company: (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT‑like entity.

The Advisor intends to take into account the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund's investment portfolio.  In assessing sustainability, the Advisor may consider different metrics, including ESG criteria.  Some of the environmental criteria the Advisor may consider include energy efficiency, water use, land use, biodiversity, emissions and pollution, waste, and risks due to climate change vulnerability such as flood risk, among others.  Some of the social criteria the Advisor may consider include employee policies and labor management, health and safety, tenant engagement, community relations and land use planning, among others.  Some of the governance criteria that the Advisor may consider include reporting and disclosure, board diversity and independence, executive pay, ethics, bribery and corruption, among others.  The Advisor will engage third party service providers to provide research relating to the sustainability of securities in the Fund's investment portfolio.

The Fund intends to purchase securities of companies associated with countries that the Advisor has identified as Approved Markets.  The Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets.  In addition, the Fund may continue to hold securities of countries that are not listed as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.  The Fund invests a substantial portion of its assets in the securities of issuers located in multiple countries throughout the world.  Under normal market conditions, the Fund invests in securities of issuers from at least three different countries (including the U.S.).  An issuer may be considered to be of a country if it is organized, has the majority of its assets, or derives a majority of its income in that country.

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The Fund invests in companies principally engaged in the real estate industry using a modified market capitalization weighted approach.  A company's market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the Fund.  The Advisor may modify such market capitalization weightings by adjusting the representation in the Fund of an eligible company, or excluding a company, after considering the sustainability of the company, as well as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.  The Advisor also may limit or fix the Fund's exposure to a particular country or issuer.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.

The Fund may lend portfolio securities to generate additional income.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund transacts, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders), and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.  As a result, the Fund and its shareholders could be negatively impacted.

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Equity Market Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global or regional political, economic and banking crises, and issuer-specific considerations.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market problems may have adverse effects on the Fund.

Foreign Securities and Currency Risk.  Foreign securities risks include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Those risks are increased for investments in emerging markets.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Futures Contracts and Options on Futures Risk.  The Fund's investments in futures contracts and options on futures may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index.  Derivative instruments may be highly volatile.  Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks.  The use of derivatives is a highly specialized investment activity.  Derivatives may be illiquid and difficult to value. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position.  These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.  Futures contracts and options may not always be successful hedges and using them could lower the Fund's total return.  Futures contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Advisor's and Sub-Advisor's management of the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Advisor's research, analysis and asset allocation among portfolio securities.  If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

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New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders.  As a result, the timing of the Fund's liquidation may not be favorable.

Passive Foreign Investment Company ("PFIC") Risk.  Many foreign entities that operate similarly to REITs may be deemed for U.S. federal income tax purposes to be PFICs, which could result in taxable distributions to you at unfavorable tax rates.  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC stock, the Fund intends to make an election to mark-to-market such stock, which will cause the Fund to recognize any unrealized gains in the stock as ordinary income at the end of the Fund's fiscal year, regardless of whether the Fund sells the stock or receives any distributions.  Deductions for unrealized losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from the PFIC stock.  You should also be aware that the designation of a foreign corporation as a PFIC security will cause its dividends to fall outside of the definition of qualified foreign corporation dividends.  Thus PFIC dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election.  If the Fund is unable to identify an investment foreign corporation as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income taxes on any "excess distribution" in respect of PFIC stock even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Generally, excess distributions are distributions received by the Fund from a PFIC, with respect to which the Fund has not made a mark-to-market election, which are greater than 125% of the average annual distributions received by the Fund in the three preceding taxable years, or, the Fund's holding period, if the Fund's holding period is less than three years.  Additionally, gain sale of a PFIC stock is treated as if it were an excess distribution.  If there were an excess distribution, an amount of the excess distribution would be allocated pro rata to each day the Fund owned stock in the PFIC.  The amount allocated to the current year would be included as ordinary income in the Fund's gross income for the current year.  Any amounts allocated to prior years would be subject to tax at the highest rate of tax in effect for the Fund in that year, and an interest charge would be imposed with respect to the resulting tax attributable to each such other taxable year.  Any such taxes or interest charges could in turn reduce the Fund's distributions paid to you.

Real Estate Investment Risk.  Investments in real estate-related companies are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions; adverse developments in employment or local economic performance; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing.  Real estate-related companies may improve or operate real properties as well as buy and sell them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations.

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REIT Risk.  Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities.  As discussed below, REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of non-real estate-related companies traded on national exchanges, which may affect the Fund's ability to trade or liquidate those securities.  In addition, an investment in REITs may be adversely affected or lost if the REIT fails to comply with applicable laws and regulations.  Specifically, to qualify as a REIT under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT must satisfy certain important requirements.  For example, to qualify as a REIT in the U.S., and to avoid federal income and excise taxes at the REIT level, a REIT is generally required to distribute 90% of its net income on an annual basis.  Consequently, a REIT may be required to dispose of its holdings under disadvantageous circumstances if the REIT's obligation to distribute net income exceeds its available cash to meet those distribution requirements.  Further, at least 75% of a REIT's gross income generally must be derived from rents from real property, gain from the sale or disposition of real property (excluding gross income from the sale or disposition of real property held for sale to customers in the ordinary course of a trade or business) interest on loans secured by mortgages on real property or certain other types of real estate-related income; and at least 75% of a REIT's total assets must consist of certain real estate assets, cash and cash items, or government securities.  REITs are also subject to special ownership requirements that are imposed by law or, in some cases, by the terms of their governing instruments.  For example, to qualify as a REIT, the REIT must have at least one hundred beneficial owners.  No more than 50% of the outstanding shares of a REIT may be owned directly or indirectly by five or fewer shareholders, and for purposes of that calculation, shares owned by entities such as a corporation, partnership or trust are treated as being owned proportionately by its shareholders, partners or beneficiaries.  In addition to these requirements imposed by the Code, the governing instrument of a REIT may also impose more stringent restrictions on the ownership of the REIT.  The Fund will not be in a position to assure that a REIT in which it invests will comply at all times with such requirements.  Failure to qualify with any of these requirements or other requirements applicable to REITs could jeopardize a company's status as a REIT.  The Fund will have no control over the operations and policies of the REITs, and the Fund will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.  If the Fund invests in a REIT that subsequently fails to qualify as a REIT under the Code, it is highly likely that the REIT will be subject to a substantial additional income tax liability that could cause it to liquidate investments, borrow funds under adverse conditions or, possibly, fail.  In addition, the company may not be able to re-qualify as a REIT for four taxable years thereafter under certain circumstances.  Because the Fund's investment in securities issued by a REIT may be based on the assumption that the company will continue to qualify as a REIT, any such disqualification or failure to comply with REIT regulation could adversely affect the value of the Fund's investment in those securities.

Real Estate-Related Securities Concentration Risk.  The Fund's investment portfolio is expected to be largely composed of securities that are real estate-related, principally shares of REITs and other real estate-related companies.  Because the investment strategies of the Fund are focused principally on real estate-related securities, the Fund does not intend to diversify its investments among securities from issuers in other industries.  Due to this investment strategy focus, the performance of investments made by the Fund may be determined to a great extent by the current status of the real estate industry in general, or on other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected.  Consequently, the Fund's investment strategies could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors (e.g., technology, financial services, retail or manufacturing) or in a more broad-based portfolio generally.  The Fund could lose money due to the performance of real estate-related securities even if stock markets generally are experiencing positive results.

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Securities Lending Risk.  The Fund may lend securities from its portfolio.  Securities lending involves the risk of a default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities.  Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.  Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Fund.

Sustainability Considerations Risk. Sustainability considerations such as environment, social and governance criteria applied to the Fund's investment decisions may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may produce more modest gains than funds that are not subject to similar investment considerations.  For example, the Fund may decline to purchase or underweight its investment in certain securities due to sustainability considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous.  In addition, the Fund may sell certain securities due to sustainability considerations when it is otherwise disadvantageous to do so.  The sustainability considerations may cause the Fund's industry allocation to deviate from that of funds without these considerations and from conventional benchmarks.

Portfolio Holdings Information

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI.  Disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-844-740-VERT, or by visiting the Fund's website at www.vertfunds.com.  The Form N-Q is available on the SEC's website at www.sec.gov.

Management of the Fund

Investment Advisor and Sub-Advisor

Investment Advisor.  Vert Asset Management, LLC, located at 85 Liberty Ship Way, Suite 201, Sausalito, CA 94965, provides sustainable investment management and education services to investment advisors and investment companies.  The Advisor is a SEC-registered investment advisory firm formed in 2016.  Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor, and subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of the Fund.  Subject to approval by the Board of Trustees, the Advisor may select, contract with and compensate one or more sub-advisors to manage on a day-to-day basis all or a portion of the Fund's portfolio assets, subject to oversight by the Advisor.  The Advisor is responsible for overseeing and implementing the Fund's investment program and provides oversight of portfolio management, investment research, and security selection for the Fund.  The Advisor also provides management and transition services associated with certain Fund events (e.g., strategy, portfolio manager or sub-advisor changes) and coordinates and oversees services provided under other agreements.  The Advisor also conducts research into the sustainability of individual securities, and the real estate industry in general.  The Advisor also furnishes the Fund with office space and certain administrative services and provides personnel needed to fulfill its obligations under its advisory agreement.  The Advisor is entitled to an annual management fee of 0.40% of the Fund's average daily net assets.

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Sub-Advisor.  Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Austin, TX 78746, provides global investment management and investment advisory services to investment companies.  The Sub-Advisor is a SEC-registered investment advisory firm formed in 1981.

Subject to supervision by the Advisor and the oversight of the Board of Trustees, the Sub-Advisor provides a continual investment program for the Fund, including the purchase, retention and disposition of investments in the Fund's portfolio, in accordance with the Fund's investment objective, policies and restrictions.  The Advisor has ultimate responsibility to oversee the Sub-Advisor and recommend to the Board of Trustees its hiring, termination, and replacement.  In this capacity, the Advisor, among other things: (i) monitors the compliance of the Sub-Advisor with the investment objectives and related policies of the Fund; (ii) reviews the performance of the Sub-Advisor; and (iii) reports periodically on such performance to the Board of Trustees.  For its services as sub-advisor to the Fund, the Sub-Advisor is paid a sub-advisory fee by the Advisor.

Fund Expenses.  The Fund is responsible for its own operating expenses.  However, pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Fund's operating expenses (excluding  any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) does not exceed 0.50% of the Fund's average annual net assets.  To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed 0.50%.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.  This operating expense limitation agreement is in effect through at least September 20, 2020, and may be terminated only by, or with the consent of, the Board of Trustees.

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A discussion regarding the basis of the Board of Trustees' approval of the Advisory Agreement and Sub‑Advisory Agreement will be available in the Fund's next semi-annual report to shareholders for the period ending December 31, 2017.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.

Portfolio Managers

The portfolio managers will perform trading and day‑to‑day portfolio management for the Fund according to investment guidelines established by the Advisor using the investment strategies and policies described in this prospectus.

Dimensional Fund Advisors LP

Joseph H. Chi is a Senior Portfolio Manager and Vice President of the Sub-Advisor and the Chairman of the Sub-Advisor's Investment Committee.  Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Sub-Advisor as a portfolio manager in 2005.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of the Sub-Advisor and a member of the Sub-Advisor's Investment Committee.  Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University.  Mr. Fogdall joined the Sub-Advisor as a portfolio manager in 2004.

Allen Pu is a Senior Portfolio Manager and Vice President of the Sub-Advisor.  Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from the California Institute of Technology, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Sub-Advisor as a portfolio manager in 2006.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed and ownership of the Fund's securities.

Shareholder Information

Pricing of Shares

The price of the Fund's shares is based on its NAV.  U.S. Bancorp Fund Services, LLC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for business (each, a "Business Day").  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

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The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   In the absence of prices from a pricing service, fair value will be determined using procedures adopted by the Board.

When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Purchase of Shares

The Fund's shares are offered on a continuous basis and are sold without any sales charges.  The Fund does not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares.  You may purchase shares as specified below.  Minimum amounts for investment in the Fund are shown below.  The Advisor reserves the right to change the criteria for eligible investors and investment minimums.

Share Purchase Amounts	Institutional Shares
Minimum Initial Investment – All Accounts	$10,000
Minimum Subsequent Investment – All Accounts	$1,000

You may Purchase Shares through a Financial Intermediary:  You may buy and sell shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund.  An order placed with a financial intermediary is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Financial intermediaries may be authorized by the Fund's principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund's behalf.  An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary's authorized designee accepts the order.  Your shares will be held in the financial intermediary's name, and the intermediary will maintain your individual ownership information.  The Advisor may pay financial intermediaries for maintaining these records as well as providing other shareholder services.  In addition, the financial intermediary may charge you a fee for handling your order.  Your financial intermediary is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's Prospectus.

By Mail:  You may purchase shares by sending a check in U.S. Dollars drawn on a U.S. bank payable to Vert Global Sustainable Real Estate Fund, indicating the name of the Fund and the dollar amount to be purchased, along with a completed application.  If a subsequent investment is being made, the check should also indicate your Fund account number.  The Fund will not accept payment in cash or money orders.  The Fund does not accept post-dated checks or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

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The Fund's transfer agent, U.S. Bancorp Fund Services, LLC (the "Transfer Agent") will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application. Send the check and application to:

Regular mail:
Vert Global Sustainable Real Estate Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

Purchase orders, redemption requests or correspondence mailed by overnight courier should be sent to the Fund at:

Overnight mail:
Vert Global Sustainable Real Estate Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent's offices.

Shares will be purchased at the NAV next computed after the time the application and funds are received in proper order and accepted by the Fund.

By Telephone:  Investors may purchase additional shares of the Fund by 1-844-740-VERT.  If you elected this option on your account application, and your account has been open for at least 15 calendar days, telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House ("ACH") network.  You must have banking information established on your account prior to making a purchase.  If your order is received prior to 4:00 p.m., Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

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By Wire:  If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed account application.  You may mail or deliver overnight your account application to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Vert Global Sustainable Real Estate Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire:  Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading.  Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.  "Good order" means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

The Fund reserves the right to suspend the offering of shares.

Redemption of Shares
You may sell (redeem) your shares on any Business Day.  Redemptions are effected at the NAV next determined after the Transfer Agent or financial intermediary has received your redemption request.  It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.  The Fund's name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests.

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The Fund typically sends redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.  The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund.  The Fund reserves the right to redeem in-kind as described under "In-Kind Redemptions," below.  Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund's net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders.  Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.  If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days).

By Telephone:  If you prefer to redeem your shares by telephone, you must accept telephone options on your account application.  You may then initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at 1-844-740-VERT.  Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.

Investors may have a check sent to the address of record, proceeds of $1,000 or more may be wired to a shareholder's bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.

Telephone trades must be received by or before the close of regular trading on the Exchange on any Business Day.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 pm, Eastern time).

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By Mail:  If you redeem your shares by mail, you must submit written instructions which indicate the Fund name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable.

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Your redemption request should be sent to:

Regular mail:
Vert Global Sustainable Real Estate Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

If sent by overnight mail to:

Overnight mail:
Vert Global Sustainable Real Estate Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent's offices.

By Wire:  Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.  If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.

In-Kind Redemptions:  The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund's portfolio (a "redemption-in-kind"), and may be made in the form of pro-rata slices of the Fund's portfolio, individual securities or a representative basket of securities.  Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes.  Securities redeemed in-kind will be subject to market risk until they are sold.  In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.

Redemption Fees:  A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 180 days (the "Holding Period") of your purchase of such shares.  This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading.  For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed first.  However, shares purchased through the reinvestment of net investment income or net capital gain distributions or shares purchased with retirement plan contributions will not be matched with redemptions for purposes of calculating the Holding Period.

This fee will not apply in certain circumstances, including the following:

•	Shares redeemed via a systematic withdrawal plan.
•	Shares redeemed through an automatic, nondiscretionary rebalancing or asset reallocation program.

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•
The redemption of shares held through 401(k) and other employee-sponsored retirement plans with more than one participant.  However, the redemption fee does apply to individual retirement accounts (IRAs) and 403(b) custodial accounts.

•	Shares redeemed as part of a retirement plan termination or restructuring.
•	Shares transferred from one retirement plan to another retirement plan within the Fund.
•	Shares redeemed by the Fund to cover various fees (e.g., fiduciary fees).

In addition to the circumstances noted above, the Trust's Chief Compliance Officer, in consultation with the Advisor, may exempt a redemption from the redemption fee upon a determination that it is not reasonably likely to negatively affect the Fund.  The Fund may be limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  Accordingly, the Fund may waive the redemption fee for redemptions from omnibus accounts maintained by financial intermediaries that are unable to impose a redemption fee on their underlying accounts when the Fund determines that the imposition of the redemption fee is not necessary to protect the Fund from the effect of short-term trading.

Signature Guarantees:  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances.  In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP").  A notary public is not an acceptable signature guarantor.

Frequent Purchases and Redemptions

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund's performance, and increase expenses for all of the Fund's shareholders.  In particular, frequent trading can: (i) force the Fund's portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-capitalization stocks, for example) or are traded primarily in markets outside of the U.S.  Frequent traders using arbitrage strategies can dilute the Fund's NAV for long-term shareholders.

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If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Fund's policy is intended to discourage excessive trading in the Fund's shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading.  The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice.  The Fund may, in certain circumstances, reverse a transaction determined to be abusive.

The Fund will generally monitor trading activity within a 180-day period.  The Fund may consider trading activity over a longer period than 180 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations.  In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund.  Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application.  The Fund will seek to make judgments and applications that are consistent with the interests of the affected Fund's shareholders.

The Fund's policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund.  Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders.  The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable.  Nonetheless, the Fund's ability to identify and deter frequent purchases and redemptions of the Fund's shares through omnibus accounts is limited.  The Fund's success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund's policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.

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Other Fund Policies

Purchase and Redemption Information For Lost Accounts:  If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor's account may be deemed legally abandoned and then escheated (transferred) to the state's unclaimed property administrator in accordance with statutory requirements.

Customer Identification Program: Federal regulations may require the Fund to obtain certain personal information from you, including your social security number or other government-issued identification when you open an account.  Additional information may be required in certain circumstances.  Applications without such information may not be accepted.  To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor's account until the investor's identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified.

Householding:  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free 1-844-740-VERT to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Lost Shareholders:  It is important that the Fund maintain a correct address for each investor.  An incorrect address may cause an investor's account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, then it will determine whether the investor's account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements.  The investor's last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC (the "Distributor"), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund's principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund's shares.  The offering of the Fund's shares is continuous, and the Distributor distributes the Fund's shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Fund.  The Distributor and the Fund's administrator and custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

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Payments to Financial Intermediaries

 The Advisor, out of its own resources and legitimate profits and without additional cost to the Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing.  The Advisor may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs.  The Advisor may also pay cash compensation in the form of finder's fees that vary depending on the dollar amount of the shares sold.  From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes

Distributions

The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at such Fund's then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences

Changes in income tax laws, potentially with retroactive effect, could impact the Fund's investments or the tax consequences to you of investing in the Fund.

Distributions of the Fund's investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund's shareholders as ordinary income (for a non-corporate shareholder, currently taxable at a maximum federal income tax rate of 39.6%).  For a non-corporate shareholder, to the extent that the Fund's distributions of investment company taxable income are attributable to and reported as "qualified dividend" income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For a corporate shareholder, a portion of the Fund's distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund's distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder's capital losses from other investments.

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Distributions of the Fund's net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxable at a maximum federal income tax rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income ("NII") tax of 3.8%.  The NII tax is imposed on the lesser of: (i) the taxpayer's investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer's modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund's distributions are includable in a shareholder's investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder's investment income for purposes of this NII tax.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service ("IRS") that would enable the Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.  Please see the SAI for additional information regarding the foreign tax credit.

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The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell, exchange or redeem those shares.  The Fund will determine cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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PRIVACY NOTICE

FACTS	WHAT DOES VERT GLOBAL SUSTAINABLE REAL ESTATE FUND ("THE FUND") DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depends on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes – information about your creditworthiness	No	We do not share

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For our affiliates to market to you – The Fund may share information with our affiliates about shareholders or shareholder accounts in order to make shareholders aware of services and products which the Fund thinks may be of interest or value to them
	Yes	Yes
For nonaffiliates to market to you	No	We do not share
To Limit the Fund's Sharing
To limit our sharing, please contact the Fund by calling our toll-free phone number 1-844-740-VERT.
Your choice to limit the personal information the Fund shares with its affiliates will apply until you request a change.  If you are a new customer, we can begin sharing your information with our affiliates for marketing purposes 30 days from the date we sent this notice.  When you are no longer a customer, we continue to share your information as described in this notice.

Questions?	If you have any questions or concerns regarding this notice or the Fund's privacy policies, please contact us at 1-844-740-VERT.

Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA 94965

Investment Sub-Advisor
Dimensional Fund Advisors LP
6300 Bee Cave Road
Austin, TX 78746

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Compliance Services
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

Vert Global Sustainable Real Estate Fund
a series of Manager Directed Portfolios

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the Fund's prior fiscal year.

You can obtain a free copy of these documents (when they become available), request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-844-740-VERT, by visiting the Fund's website at www.vertfunds.com or by writing to:

Vert Global Sustainable Real Estate Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Fund's reports and SAI, at the SEC's Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Fund are also available:

•	free of charge from the SEC's EDGAR database on the SEC's Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC's Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust's SEC Investment Company Act of 1940 file number is 811‑21897)

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MANAGER DIRECTED PORTFOLIOS

Vert Global Sustainable Real Estate Fund

Institutional Shares
(Trading Symbol: VGSRX)

STATEMENT OF ADDITIONAL INFORMATION
September 20, 2017

This Statement of Additional Information ("SAI") provides general information about the Vert Global Sustainable Real Estate Fund (the "Fund"), a series of Manager Directed Portfolios (the "Trust").  This SAI is not a prospectus and should be read in conjunction with the Fund's current prospectus dated September 20, 2017 (the "Prospectus"), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus and/or the annual shareholder report when it becomes available, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund's website at www.vertfunds.com.

Vert Global Sustainable Real Estate Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-844-740-VERT

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GENERAL INFORMATION

The Vert Global Sustainable Real Estate Fund (the "Fund") is a mutual fund that is a separate series of Manager Directed Portfolios (the "Trust").  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Fund is a diversified series of the Trust.  The Trust was organized as a Delaware statutory trust on April 4, 2006.  Effective July 1, 2016, the Trust changed its name from The Roxbury Funds to Manager Directed Portfolios.  The Declaration of Trust permits the Board of Trustees of the Trust (the ("Board") to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series.  As of the date of this SAI, the Trust offers three series in separate prospectuses and SAIs.  The Fund offers Institutional Shares.

Vert Asset Management, LLC (the "Advisor") serves as the investment advisor to the Fund.  Dimensional Fund Advisors LP (the "Sub-Advisor") is the Fund's sub-advisor.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS

The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the Prospectus.

Investment Objective
The Fund seeks long term capital appreciation.  The investment objective may be changed without the approval of the Fund's shareholders upon 60 days' prior written notice to shareholders.  However, the Fund will not make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund's name without first changing the Fund's name and providing shareholders with at least 60 days' prior written notice.

Diversification
The Fund is diversified.  Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer.  The remaining 25% of the Fund's total assets does not need to be "diversified" and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of the Fund's holdings is measured at the time the Fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund's total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified Fund under applicable federal laws.

General Market Risks
U.S. and international markets have experienced significant volatility in recent years. The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Fund.

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Investment Strategies and Related Risks

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.  As a result, the Fund and its shareholders could be negatively impacted.

Equity Securities.  Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks.  Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Large-Cap Companies.  To the extent the Fund invests in the equity securities of large-sized companies, it will be exposed to the risks of larger-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Small- and Medium-Sized Companies.  To the extent the Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller-sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

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Foreign Investments and Currencies.  The Fund may make investments in securities of non-U.S. issuers ("foreign securities"), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency.  Such changes will also affect the Fund's income.  The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

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Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Advisor and the Sub‑Advisor may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Advisor's or the Sub‑Advisor's assessment of prevailing market, economic and other conditions.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

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No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market."  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the "Code") for maintaining its qualifications as a regulated investment company for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission ("CFTC"), the adviser of an investment company is subject to registration with the CFTC as a "commodity pool operator" ("CPO") under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations.  The Fund has claimed an exclusion from the definition of CPO under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a CPO under that Act with respect to the Fund.  The Fund is required to affirm the Fund's CPO exclusion annually within 60 days of the start of the calendar year.

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With respect to investments in derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a "commodity pool" or a CPO.  First, the aggregate initial margin and premiums required to establish an investment company's positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such investments).  Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such positions).  In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets.  In the event that an investment adviser was required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations.  Compliance with these additional registration and regulatory requirements would increase operational expenses.  Other potentially adverse regulatory initiatives could also develop.  If CPO registration is required, the Advisor or Sub-Advisor may avail itself of the CFTC's rules for CPOs which seek to harmonize CFTC reporting, disclosure and recordkeeping obligations with overlapping SEC regulations.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Initial Public Offerings.  The Fund may purchase shares in initial public offerings ("IPOs").  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs.  By selling shares, the Fund may realize taxable short-term capital gains taxable as ordinary income that it will subsequently distribute to shareholders.  Investing in IPOs increases risk because IPO shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

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Investment Companies and Exchange Traded Funds.  The Fund may invest in investment company securities, including exchange-traded funds ("ETFs"), to the extent permitted by the 1940 Act and the rules thereunder.  Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund's total assets would be invested in investment companies.  As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order.  It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund's investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund's investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  To the extent the Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value ("NAV") per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Real Estate Investment Trusts ("REITs").  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.

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A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.

The Fund's investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect the Fund's return on its investment in the REIT.

Securities Lending.  The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, however, such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income.  For loaned securities, the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  The Fund will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Borrowing.  The Fund may borrow to increase its portfolio holdings of securities.  The Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund is required to reduce the Fund's debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

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The Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions or reverse repurchase agreements.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Illiquid Securities.  The Fund may not knowingly invest more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books.  The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid.  The Board has delegated the function of making day to day determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board.  The Advisor will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board.  If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Advisor to the Board.  Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").  External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.

As a non-principal investment strategy, the Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers' acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See "Foreign Investments" above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

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Commercial paper and short term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" by Moody's, or similarly rated by another NRSRO or, if unrated, will be determined by the Advisor or the Sub-Advisor to be of comparable quality.

DISCLOSURE OF FUND HOLDINGS

The Fund has policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Fund's operations or it is determined to be useful to the Fund's shareholders without compromising the integrity or performance of the Fund.  Except when there are legitimate business purposes for selective disclosure of the Fund's holdings, the Fund will not provide or permit others to provide information about the Fund's holdings on a selective basis.

The Fund provides Fund holdings information as required in regulatory filings and shareholder reports, discloses Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities.  Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.

The Fund may, but is not required to, disclose some of the Fund's portfolio holdings information on the Fund's website, the Advisor's website, at a shareholder meeting, in Advisor newsletters, or in other communications made available to all shareholders.  Such portfolio holdings disclosures may include the Fund's complete portfolio holdings, the number of securities the Fund holds, a summary schedule of investments, the Fund's top ten holdings, or a percentage breakdown of the Fund's investments by country, sector and industry, or particular holdings.  The Advisor may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.

The Fund may disclose information relating to the Fund's portfolio holdings to:

•	certain "independent reporting agencies" recognized by the SEC to be acceptable agencies for the reporting of industry statistical information;
•	financial consultants to assist them in determining the suitability of the Fund as an investment for their clients; and
•
service providers who require access to the information: (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; or (iv) for the purpose of due diligence regarding a merger or acquisition.

The Fund may also disclose such information in accordance with ongoing arrangements with certain third parties, as discussed below.  In addition, such disclosures may be made by the Advisor's or Sub-Advisor's trading desk to broker-dealers in connection with the purchase or sale of securities on behalf of the Fund.  Finally, the Fund may disclose such information in such other limited circumstances as the Board or a committee thereof deems appropriate, subject to confidentiality agreement and trading instructions.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Advisor or principal underwriter, or any affiliated person of the Fund, the Advisor, or principal underwriter, on the other, the Trust's Chief Compliance Officer must approve a non-public disclosure of Fund holdings, other than the ongoing arrangements described above, which have been approved by the Trust's Board.  The Trust's Chief Compliance Officer must report all such arrangements to disclose Fund holdings information to the Board on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.  Before any non-public disclosure of information about the Fund's holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security.  Under no circumstances may the Trust or an investment advisor or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

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Each of the following third parties have been approved to receive Fund holdings information:  (i) U.S. Bancorp Fund Services, LLC ("USBFS"), the Fund's administrator, transfer agent and fund accounting agent; (ii) the Fund's independent public accounting firm; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) U.S. Bank N.A., the Fund's custodian in connection with its custody of the Fund's assets; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) proxy voting services retained by the Fund, the Advisor and/or the Sub-Advisor; (vii) the Sub-Advisor; and (viii) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor's.  Information may be provided to these parties at any time on conditions of confidentiality.  "Conditions of Confidentiality" include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles.  The Advisor and other service providers will establish procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies.  Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.

INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below.  Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of: (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund.  Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation.  The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.

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As a matter of fundamental policy, the Fund will not:

1.
purchase the securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that:  (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.
invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies), except that the Fund shall invest more than 25% of its total assets in securities of companies in the real estate industry as described in the Fund's prospectus;

3.
borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund's total assets;

4.
make loans to other persons, except by:  (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.
purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.
purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund.  The Fund will look through to the underlying holdings of investment companies in which the Fund is invested when determining the concentration of the Fund.

With regard to the restriction set forth in item (8) above, the 1940 Act permits a fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.  Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed "senior securities" if a fund segregates or earmarks assets on the fund's records or otherwise covers its obligations to limit the fund's risk of loss, such as through offsetting positions.

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MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust's Agreement and Declaration of Trust.  The Board is currently comprised of three trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the "Independent Trustees") and one interested person of the Trust (the "Interested Trustee").  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust's service providers.  The Officers of the Trust conduct and supervise the Trust's daily business operations.

Name, Year of Birth and Address(1)	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
INTERESTED TRUSTEE
James R. Schoenike(2) (Born 1959)	Trustee since July 2016	President and CEO, Board of Managers, Quasar Distributors, LLC, since 2000.	3	None
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Senior Portfolio Manager, Affinity Investment Advisors, LLC, since 2017; Managing Director of Kohala Capital Partners, LLC, (2011 – 2016).	3	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC, since 2013; Advisor, Wanzenburg Partners (2012 – 2013).	3	Director, Guestlogix Inc. (a provider of ancillary-focused t echnology to the travel industry) (2015-2016)
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Name, Year of Birth and Address(1)	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; General Counsel, Motley Fool Asset Management, LLC, since 2008; Manager, Motley Fool Wealth Management, LLC, since 2013; Adjunct Professor, Washington College of Law, American University, since 2006.	3	None

(1)	The address of each Trustee as it relates to the Trust's business is c/o U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Mr. Schoenike is an Interested Trustee by virtue of his position as President of Quasar Distributors, LLC, the Fund's distributor.
(3)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Trust's investment advisor or distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name (Year of Birth) and Address	Position(s) Held with Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years
OFFICERS
Douglas J. Neilson(1) (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, USBFS, since 2001
Matthew J. McVoy(1) (Born 1980)	Treasurer and Principal Financial Officer, since July 1, 2016	Assistant Vice President, Compliance and Administration, USBFS, since 2005
Nathan R. Bentley, CPA(1) (Born 1983)	Assistant Treasurer, since July 1, 2016	Officer, Compliance and Administration, USBFS, since 2012; Master of Science, Accounting Graduate, University of Wisconsin-Milwaukee (2010 – 2012)

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Name (Year of Birth) and Address	Position(s) Held with Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years
Gerard Scarpati(2) (Born 1955)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since July 1, 2016	Compliance Director, Vigilant, since 2010
Rachel A. Spearo(1) (Born 1979)	Secretary, since October 31, 2016	Vice President, Compliance and Administration, USBFS, since 2004

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

Leadership Structure and Responsibilities of the Board and the Committee
The Board has selected James R. Schoenike, an Interested Trustee, to act as Chairman.  Mr. Schoenike's duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Schoenike will consult with the Independent Trustees and the Trust's Officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.  The Board has selected Scott Craven Jones to serve as Lead Independent Trustee.  Mr. Jones's duties include acting as a liaison with the Trust's service providers, officers, legal counsel, and other Trustees between meetings, helping to set Board meeting agendas and serving as chair during executive sessions of the Independent Trustees.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust's independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established one standing committee - the Audit Committee.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board's oversight responsibilities, from time to time.  For more information on the Committee, see the section "Audit Committee," below.

The Board has determined that the Trust's leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee
The Audit Committee is comprised of all of the Independent Trustees.  Mr. Lyman serves as the chairman of the Committee.  Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. Mr. Lyman and Mr. Jones serve as the Audit Committee's "audit committee financial experts."  Because the Fund is new, the Audit Committee has not met with respect to the Fund as of the date of this SAI.

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Trustee Experience, Qualifications, Attributes and/or Skills
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board's conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.  In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling.  The Board believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust.  Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.

Mr. Schoenike has been a trustee of the Trust since July 2016 and serves as the Chairman of the Board.  Mr. Schoenike has been in the securities industry since 1981.  He has been employed by various subsidiaries of U.S. Bancorp since 1990. In 2000, Mr. Schoenike was instrumental in establishing Quasar, a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he now serves as President and Chief Executive Officer.  Since 1992, Mr. Schoenike has participated in the FINRA securities arbitration program as an industry arbitrator.  His FINRA registrations include a series 7, 63, 24 (General Securities Principal), 4 (Options Principal), and 53 (Municipal Securities Principal), and he is also registered as an Operations Principal.

Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust.  Mr. Lyman has over 15 years of experience in the investment management industry.  He has served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, since 2017.  Prior to that, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, from 2011 to 2016.  He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser.  Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.

Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust.  Mr. Jones has over 25 years of experience in the asset management industry as an attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds.  Mr. Jones has served as a Managing Director of Carne Global Financial Services (US) LLC since 2013.  Prior to that, he was an Advisor to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management.  He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.

Mr. Greenberg has been a trustee of the Trust since July 2016, and serves on the Audit Committee.  Mr. Greenberg has over 20 years of experience in the securities industry.  He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996.  He has also served as General Counsel to Motley Fool Asset Management, LLC since 2008 and Manager of Motley Fool Wealth Management, LLC since 2013. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.'s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Singapore, and Germany.  He has a Master's degree and a Juris Doctorate degree from Stanford University.

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Risk Oversight
The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust Officers and the Trust's Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk.  Day-to-day risk management with respect to each Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust's investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with each Fund's portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust's Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust's business and reputation.

Board oversight of risk management is also provided by the Board's Audit Committee.  The Audit Committee meets with the Trust's independent registered public accounting firm to ensure that the Trust's audit scope includes risk-based considerations as to the Trust's financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board's oversight role does not make the Board a guarantor of the Trust's investments or activities.

Security and Other Interests
As of the date of this SAI, no Trustees of the Fund beneficially owned shares of the Fund.

Furthermore, as of the date of this SAI, neither the Trustees who are not "interested persons" of the Fund, nor members of their immediate family, own securities beneficially, or of record, in the Advisor, the Fund's distributor or any of its affiliates.  Accordingly, neither the Trustees who are not "interested" persons of the Fund nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund's distributor or any of their affiliates.

Compensation
The Interested Trustee receives no compensation for his service as a Trustee.  For their services as Trustees, the Independent Trustees receive from the Trust an annual retainer in the amount of $6,000; $2,000 for each Board and Audit Committee  meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings.  The Audit Committee Chair and Lead Independent Trustee each receive an additional $1,000 annual retainer.

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Because the Fund has recently commenced operations, the following compensation figures represent estimates for the Fund's fiscal year ending June 30, 2018.

Independent Trustee	Aggregate Compensation from Fund(1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensatio n from Fund and the Trust(4) Paid to Trustees:
Gaylord Lyman(2)(3)	$2,145	None	None	$14,000
Lawrence Greenberg(3)	$2,043	None	None	$13,333
Scott Craven Jones(3)(5)	$2,145	None	None	$14,000
(1)	Trustees' fees and expenses are allocated among the Fund and the other series comprising the Trust.
(2)	Audit Committee chairman.
(3)	Audit Committee member.
(4)	There are currently two other portfolios within the Trust.
(5)	Lead independent Trustee.

CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Advisor, the Sub-Advisor and the Fund's distributor have each adopted a Code of Ethics.  These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor, the Sub-Advisor and the Fund's distributor to invest in securities that may be purchased or held by the Fund.

On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics.  Each Code of Ethics is publicly available as exhibits to the Fund's registration statement filed with the SEC.

PROXY VOTING

The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Advisor, subject to the Board's continuing oversight.  The Advisor has delegated the authority to vote proxies for the portfolio securities held by the Fund to the Sub-Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies") and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Sub-Advisor.  The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. ("ISS"), an independent third-party proxy service provider, except with respect to certain matters for which the Sub-Advisor has modified the standard voting guidelines.

The Investment Committee at the Sub-Advisor is generally responsible for overseeing the Sub‑Advisor's proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Sub‑Advisor and has delegated to its members authority to: (i) oversee the voting of proxies and third-party proxy service providers; (ii) make determinations as to how to vote certain specific proxies; (iii) verify the on-going compliance with the Voting Policies; and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee.  The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Sub-Advisor to vote proxies on behalf of the Fund, including all authorized traders of the Sub-Advisor.

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The Sub-Advisor seeks to vote (or refrains from voting) proxies in a manner the Sub‑Advisor determines is in the best interests of the Fund, and which seeks to maximize the value of the Fund's investments.  Generally, the Sub-Advisor analyzes proxy statements on behalf of the Fund and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines.  Since most proxies the Sub-Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest.  However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of Fund, and the interests of the Sub-Advisor or its affiliates.  If a Corporate Governance Committee ("Committee") member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of Fund.  To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Fund in the circumstances described in this paragraph, the Sub-Advisor will report annually on such determinations to the Advisor and the Board of Trustees of the Trust, as applicable.

The Sub-Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines.  The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues.  In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Sub-Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Sub-Advisor believes that the best interests of the Fund would be served by such a vote.  In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee.  To the extent that the Voting Guidelines do not cover potential voting issues, the Sub-Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Sub-Advisor believes would be in the best interests of the Fund.

In some cases, the Sub-Advisor may determine that it is in the best interests of the Fund to refrain from exercising proxy voting rights.  The Sub-Advisor may determine that voting is not in the best interest the Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Sub-Advisor, exceed the expected benefits of voting.  For securities on loan, the Sub-Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes.  It is the Sub-Advisor's belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Sub-Advisor recalling loaned securities in order to ensure they are voted.  The Sub-Advisor does intend to recall securities on loan if based upon information in the Sub-Advisor's possession, it determines that voting the securities is likely to materially affect the value of the Fund's investment and that it is in the Fund's best interests to do so.  In cases where the Sub-Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Sub-Advisor) prior to the proxy-voting deadline, the Sub-Advisor or its service provider may be unable to vote.

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With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Sub-Advisor does not intend to vote proxies of non-U.S. companies if the Sub-Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Fund associated with voting.  The Sub-Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country.  The Sub-Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Sub-Advisor's decision of whether or not to vote.  In the event the Sub-Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Sub-Advisor will make every reasonable effort to vote such proxies.

The Sub-Advisor has retained ISS to provide certain services with respect to proxy voting.  ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Fund; and provides reports concerning the proxies voted (the "Proxy Voting Services").  In addition, the Sub-Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines.  Although the Sub-Advisor retains third-party service providers for proxy issues, the Sub-Advisor remains responsible for proxy voting decisions.  In this regard, the Sub-Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Sub-Advisor relies to carry out the Proxy Voting Services.  Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Sub-Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Sub-Advisor's clients.  In the event that the Voting Guidelines are not implemented precisely as the Sub-Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Sub-Advisor as a breach of the Voting Policies.

The Fund's proxy voting record for the twelve-month period ended June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.

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INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor
The Advisor, located at 85 Liberty Ship Way, Suite 201, Sausalito, CA 94965, is a California limited liability company.  The Advisor is an SEC-registered investment advisor.  Samuel Adams and Sarah Adams (married) are presumed to control the Advisor through their ownership interest in the Advisor.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the "Advisory Agreement"), the Advisor manages the assets of the Fund.  The Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund.  The Investment Advisory Agreement may be terminated on 60 days' written notice without penalty: (i) by vote of the Board; (ii) by the vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor.  The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Under the terms of the Advisory Agreement, the Advisor agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund's investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund's objective and policies; (c) furnish office space and office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Advisor performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities.  Additionally, the Advisor agrees to maintain all books and records with respect to the Trust's securities transactions required by the 1940 Act and rules thereunder (other than those records being maintained by the Trust's administrator, custodian or transfer agent) and preserve such records for the periods prescribed therefor.  The Trust and/or the Advisor may at any time or times, upon approval by the Board and the shareholders of the Fund, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which the Advisor delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund, except to the extent of a loss resulting from willful misfeasance, bad faith, negligence, or reckless disregard on its part in the performance of its obligations and duties under the agreement.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.40% of the average daily net assets of the Fund.  Pursuant to a contractual expense limitation agreement, the Advisor has agreed to waive a portion of its advisory fee and/or reimburse expenses to ensure the total amount of the Fund's operating expenses(excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) does not exceed 0.50% of the Fund's average annual net assets.  To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed 0.50%.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.  This operating expense limitation agreement is in effect through at least September 20, 2020, and may be terminated only by, or with the consent of, the Board of Trustees.

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Sub-Advisor
Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as the Sub-Advisor to the Fund pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor (the "Sub-Advisory Agreement").  David G. Booth, as a director and officer of the Sub-Advisor and shareholder of the Sub-Advisor's general partner, and Rex A. Sinquefield, as a shareholder of the Sub-Advisor's general partner, acting together, could be deemed controlling persons of the Sub-Advisor.  Under the terms of the Sub-Advisory Agreement, the Sub-Advisor, subject to supervision by the Advisor and the Board, has responsibility for trading and day-to-day management of the Fund's investment portfolio in accordance with the Fund's investment objective, policies and limitations, as stated in the Fund's prospectus and SAI.  The Sub-Advisor's management of the Fund is subject to the terms and conditions indicated in the Sub-Advisory Agreement.

The Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose.  The Sub-Advisory Agreement may be terminated, without penalty, with respect to the Fund: (i) by the Fund at any time by the vote of a majority of the Board or by the vote of a majority of the outstanding voting securities of the Fund; (ii) by the Advisor at any time on not more than 60 days' written notice to the Sub-Advisor; or (iii) by the Sub-Advisor at any time on not more than 60 days' written notice to the Advisor.  The Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

For its services as sub-advisor to the Fund, the Sub-Advisor is paid a sub-advisory fee by the Advisor, comprising 0.15% of the average daily net assets of the Fund.

The Sub-Advisory Agreement provides that neither the Sub-Advisor nor its officers, directors, employees or agents shall be liable to the Advisor or the Fund for any act or omission in the course of, or connected with, rendering services under the Sub-Advisory Agreement in the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor, or reckless disregard of its obligations and duties thereunder.

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SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator") acts as the Fund's administrator pursuant to an administration agreement between USBFS and the Trust.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  As compensation for its services, USBFS receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund's current average daily net assets.  USBFS is also entitled to certain out-of-pocket expenses.

USBFS also acts as fund accountant ("Fund Accountant"), transfer agent ("Transfer Agent") and dividend disbursing agent under separate agreements with the Trust.

Independent Registered Public Accounting Firm
BBD, LLP ("BBD") serves as the independent registered public accounting firm to the Trust providing services which include: (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund. BBD is located at 1835 Market Street, 26th Floor Philadelphia, PA 19103.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.

Custodian
U.S. Bank N.A. (the "Custodian"), an affiliate of USBFS, serves as the custodian of the Fund's assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian's address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Compliance Services
Vigilant Compliance, LLC ("Vigilant") provides compliance services to the Fund pursuant to a service agreement between Vigilant and the Trust. Under this service agreement, Vigilant also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board.  The Board has approved Mr. Scarpati as Chief Compliance Officer of the Trust.

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DISTRIBUTION OF SHARES

Quasar Distributors, LLC (the "Distributor"), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, acts as the Fund's distributor.  Pursuant to an agreement between the Distributor and the Trust (the "Distribution Agreement"), the Distributor serves as the Fund's principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund's shares.  The offering of the Fund's shares is continuous and the Distributor distributes the Fund's shares on a best efforts basis.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Distributor upon 60 days' written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

PORTFOLIO MANAGERS

Other Accounts Managed.  The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund as of August 31, 2017.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Joseph H. Chi
Other Registered Investment Companies	141	$363,221	0	$0
Other Pooled Investment Vehicles	20	$14,900	1	$206
Other Accounts	82	$31,641	6	$3,067

Jed S. Fogdall
Other Registered Investment Companies	141	$363,221	0	$0
Other Pooled Investment Vehicles	20	$14,900	1	$206
Other Accounts	82	$31,641	6	$3,067

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Allen Pu
Other Registered Investment Companies	51	$87,159	0	$0
Other Pooled Investment Vehicles	6	$4,123	0	$0
Other Accounts	24	$4,274	0	$0

Material Conflicts of Interest.

Sub-Advisor.  Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day oversight responsibilities for multiple accounts.  In addition to the Fund, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals ("Accounts").  An Account may have similar investment objectives to the Fund, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by the Fund.  Actual or apparent conflicts of interest include:

•
Time Management. The management of the Fund and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or Accounts.  The Sub-Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment approach that is used in connection with the management of the Fund.

•
Investment Opportunities. It is possible that at times identical securities will be held by the Fund and one or more Accounts.  However, positions in the same security may vary and the length of time that the Fund or an Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for the Fund and one or more Accounts, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Fund and other eligible Accounts.  To deal with these situations, the Sub-Advisor has adopted procedures for allocating portfolio transactions across the Fund and other Accounts.

•
Broker Selection. With respect to securities transactions for the Fund, the Sub-Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), the Sub-Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Advisor or its affiliates may place separate, non-simultaneous, transactions for the Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or an Account.

•
Performance-Based Fees. For some Accounts, the Sub-Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for the Sub-Advisor with regard to Accounts where the Sub-Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Sub-Advisor might share in investment gains.

•
Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Fund or other Accounts for which they have portfolio management responsibilities.

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The Sub-Advisor has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation.  Following is a description of the structure of, and method used to determine the compensation received by the Portfolio Managers from the Sub-Advisor or any other source with respect to managing the Fund and any other accounts.

Description of Sub-Advisor Compensation Structure for Portfolio Managers.  The Sub‑Advisor's portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of the Sub‑Advisor and is based on a portfolio manager's experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Fund or other accounts that the portfolio managers manage.  The Sub-Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market.  Each portfolio manager's compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager's base salary.
•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

The Sub-Advisor's portfolio managers may be awarded the right to purchase restricted shares of the stock of the Sub‑Advisor, as determined from time to time by the Board of Directors of the Sub-Advisor or its delegates.  Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.  In addition, portfolio managers may be given the option of participating in the Sub-Advisor's Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Ownership of securities.  As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions.  The Sub-Advisor places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution.   The Sub-Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view.  The Sub-Advisor monitors the performance of brokers which effect transactions for the Fund to determine the effect that the brokers' trading has on the market prices of the securities in which the Fund invests.  The Sub-Advisor also checks the rate of commission being paid by the Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

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Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Fund shares.  The Sub-Advisor, however, pursuant to policies and procedures, is prohibited from selecting brokers and dealers to effect the Fund's portfolio securities transactions based (in whole or in part) on a broker's or dealer's promotion or sale of shares issued by the Fund or any other registered investment companies.

The Sub-Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Sub-Advisor places buy and sell orders for the Fund with various brokerage firms that may act as principal or agent.  The Sub-Advisor may also make use of direct market access and algorithmic, program or electronic trading methods.  The Sub‑Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Sub-Advisor's execution strategies.

Transactions also may be placed with brokers who provide the Sub-Advisor with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants.  The Sub-Advisory Agreement permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research services furnished by brokers through whom securities transactions are effected may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor with respect to the Fund.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund offers one class of shares – Institutional Shares.  The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held.  Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable.  Each class takes separate votes on matters affecting only that class.

The Fund does not hold annual meetings of shareholders.  A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust's outstanding shares.  Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders.  Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

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The Fund may involuntarily redeem a shareholder's shares: (a) if the shareholder owns shares of the Fund having an aggregate net asset value NAV of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of the Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust.  In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund.  The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.

The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its funds to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its funds to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its funds.  Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its funds into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a "Successor Entity"), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest.  The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law.  However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction.  Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

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The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a "Covered Person") from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person's performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person's offices.  In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.  Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares
Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus.  Additional methods to purchase shares for non-institutional investors are as follows:

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Individual Retirement Accounts:  The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1‑844‑740-VERT for information on:

•	Individual Retirement Plan, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs
•	Coverdell Education Savings Accounts

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Redemption of Shares
Information regarding how to redeem shares of the Fund is discussed in the "Redemption of Shares" section of the prospectus.

You may sell (redeem) your shares on any Business Day.  Redemptions are effected at NAV next determined after the Transfer Agent has received your redemption request.  If held for more than 60 days, there is no fee when Fund shares are redeemed.  If shares are redeemed within 180 days of purchase, a redemption fee of 1.00% on the redemption amount may be charged, as described in the Fund's prospectus.  It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.  The Fund's name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests.  The Transfer Agent will normally mail or send your redemption proceeds to the bank you indicated on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt.  Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.  If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.

If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer.  These procedures are for the protection of shareholders and should be followed to ensure prompt payment.  Redemption requests must not be conditional as to date or price of the redemption.  Proceeds of redemption will be sent within seven days of acceptance of shares tendered for redemption.

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The value of shares redeemed may be more or less than the shareholder's cost, depending on the NAV at the time of redemption.  Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when: (a) the Exchange is closed other than customary weekend and holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists.  In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund.  If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period.  This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares
The price of the Fund's shares is based on its NAV.  USBFS determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business (each, a "Business Day").  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. ("NASDAQ"), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices.  Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.  In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.

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Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.

The Board has delegated to a Valuation Committee the day-to-day functions of determining the value of securities not otherwise valued by a pricing service.

DISTRIBUTIONS

Distributions, if any, from the Fund's investment company taxable income and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually.

TAXATION OF THE FUND

General.  The following summarizes certain additional U.S. federal Income tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the taxation of the Fund's investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.

The Fund qualified during its last taxable year, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders.  To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, in each taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

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Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund's investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund's then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Capital Loss Carryforwards.  Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.

State and Local Taxes.  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments.  The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

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FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund's progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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MANAGER DIRECTED PORTFOLIOS
PART C

VERT GLOBAL SUSTAINABLE REAL ESTATE FUND

OTHER INFORMATION

Item 28. Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(2)
Amended and Restated Agreement and Declaration of Trust was previously filed with Registrant's Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A with the SEC on July 7, 2017, and is incorporated by reference

(b)
Amended and Restated By-laws was previously filed with Registrant's Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A with the SEC on July 7, 2017, and is incorporated by reference

(c)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(d)	(1)		Investment Advisory Agreement – Filed Herewith.
	(2)		Investment Sub-Advisory Agreement – Filed Herewith.
(e)			Distribution Agreement – Filed Herewith.
(f)			None
(g)	(1)		Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.
	(2)		Amendment to Custody Agreement – Filed Herewith.
(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

		(ii)	Amendment to the Fund Administration Servicing Agreement — Filed Herewith.
	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

		(ii)	Amendment to the Transfer Agent Servicing Agreement — Filed Herewith.
	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

		(ii)	Amendment to Fund Accounting Servicing Agreement – Filed Herewith.
	(4)		Power of Attorney was previously filed with Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016, and is incorporated by reference.
	(5)		Operating Expense Limitation Agreement – Filed Herewith.

(i)		Opinion and Consent of Counsel – Filed Herewith.
(j)		Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)		Not Applicable.
(l)		Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant's Registration Statement on Form N-1A as filed on October 26, 2007.
(m)		Rule 12b-1 Plan – Not Applicable.
(n)		Multiple Class Plan Pursuant to Rule 18f-3 – Not Applicable.
(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

	(2)	Code of Ethics for the Advisor – Filed Herewith.
	(3)	Code of Ethics for Sub-Advisor – Filed Herewith.
(4)
Code of Ethics for Principal Underwriter was previously filed with Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

Item 29.     Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.     Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Declaration of Trust is filed herewith.

The Trust's trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

The Trust and Roxbury Capital Management, LLC ("Roxbury"), the previous investment adviser to another series of the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust's Board of Trustees (the "Board") pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust's Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 31.     Business and Other Connections of Investment Adviser

Vert Asset Management, LLC (the "Advisor") will serve as the investment adviser to the Vert Global Sustainable Real Estate Fund (the "Fund"). The principal business address of the Advisor is 85 Liberty Ship Way, Suite 201, Sausalito, CA 94965. With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), and dated June 21, 2017.  The Form ADV for the Adviser may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.     Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	LoCorr Investment Trust
Advisors Series Trust	Lord Asset Management Trust
Aegis Funds	MainGate Trust
Allied Asset Advisors Funds	Managed Portfolio Series
Alpha Architect ETF Trust	Manager Directed Portfolios
Alpine Equity Trust	Matrix Advisors Fund Trust
Alpine Income Trust	Matrix Advisors Value Fund, Inc.
Alpine Series Trust	Merger Fund
Amplify ETF Trust	Monetta Trust
Angel Oak Funds Trust	Nicholas Equity Income Fund, Inc.
Barrett Opportunity Fund, Inc.	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBB Fund, Inc.
First American Funds, Inc.	RBC Funds Trust
FundX Investment Trust	Series Portfolio Trust
Glenmede Fund, Inc.	Sims Total Return Fund, Inc.
Glenmede Portfolios	Stone Ridge Trust
GoodHaven Funds Trust	Stone Ridge Trust II
Greenspring Fund, Inc.	Stone Ridge Trust III
Guinness Atkinson Funds	Stone Ridge Trust V
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds

Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds
LKCM Funds

(b)	To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant's Investment Advisor	Vert Asset Management, LLC, 85 Liberty Ship Way Sausalito, CA 94969
Registrant's Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Item 34. Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35. Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 37 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on September 18, 2017.

MANAGER DIRECTED PORTFOLIOS

By:  /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below on September 18, 2017 by the following persons in the capacities indicated.

Signature	Title
/s/ James R. Schoenike* James R. Schoenike	Trustee and Chairman
/s/ Gaylord B. Lyman* Gaylord B. Lyman	Trustee
/s/ Scott Craven Jones* Scott Craven Jones	Trustee
/s/ Lawrence T. Greenberg* Lawrence T. Greenberg	Independent Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By:     /s/ Douglas J. Neilson
Douglas J. Neilson
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant's Post-Effective
Amendment No. 23 to its Registration Statement
on Form N-1A with the SEC on October 3, 2016,
and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	EX-99.d.1.
Investment Sub-Advisory Agreement	EX-99.d.2.
Distribution Agreement	EX-99.e
Amendment to Custody Agreement	EX-99.g.2
Amendment to Fund Administration Servicing Agreement	EX-99.h.1.ii
Amendment to Transfer Agent Servicing Agreement	EX-99.h.2.ii
Amendment to Fund Accounting Servicing Agreement	EX-99.h.3.ii
Operating Expense Limitation Agreement	EX-99.h.5.
Opinion and Consent of Counsel	EX-99.i
Code of Ethics for the Advisor	EX-99.p.2
Code of Ethics for the Sub-Advisor	EX-99.p.3